Operating Segmentation	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Operating Segmentation
Note 12: Operating Segmentation
Operating Groups
We conduct our business through three operating groups, each of which has a distinct mandate. Our operating groups are Personal and Commercial Banking (“P&C”) (comprised of Canadian Personal and Commercial Banking (“Canadian P&C”) and U.S. Personal and Commercial Banking (“U.S. P&C”)), BMO Wealth Management and BMO Capital Markets (“BMO CM”), along with a Corporate Services unit.
For additional information refer to Note 25 of our annual consolidated financial statements for the year ended October 31, 2019 on pages 199 to 202 of the Annual Report.

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended July 31, 2020	Canadian P&C	U.S. P&C	BMO Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,509	1,107	229	952	(262)	3,535
Non-interest revenue	453	292	2,255	576	78	3,654
Total Revenue	1,962	1,399	2,484	1,528	(184)	7,189
Provision for credit losses on impaired loans	257	109	1	79	-	446
Provision for credit losses on performing loans	313	223	7	58	7	608
Total Provision for credit losses	570	332	8	137	7	1,054
Insurance claims, commissions and changes in policy benefit liabilities	-	-	1,189	-	-	1,189
Depreciation and amortization	117	131	93	59	-	400
Other non-interest expense	843	621	744	766	70	3,044
Income (loss) before taxes	432	315	450	566	(261)	1,502
Provision for (recovery of) income taxes	112	52	109	140	(143)	270
Reported net income (loss)	320	263	341	426	(118)	1,232
Average Assets	252,028	140,615	46,308	379,131	159,682	977,764

For the three months ended July 31, 2019	Canadian P&C	U.S. P&C	BMO Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,500	1,066	237	537	(123)	3,217
Non-interest revenue	543	298	1,876	670	62	3,449
Total Revenue	2,043	1,364	2,113	1,207	(61)	6,666
Provision for credit losses on impaired loans	174	61	-	7	1	243
Provision for (recovery of) credit losses on performing loans	30	37	(2)	3	(5)	63
Provision for (recovery of) credit losses	204	98	(2)	10	(4)	306
Insurance claims, commissions and changes in policy benefit liabilities	-	-	887	-	-	887
Depreciation and amortization	87	111	68	35	-	301
Other non-interest expense	874	693	817	764	42	3,190
Income (loss) before taxes	878	462	343	398	(99)	1,982
Provision for (recovery of) income taxes	228	94	93	84	(74)	425
Reported net income (loss)	650	368	250	314	(25)	1,557
Average Assets	239,948	129,098	41,891	343,292	82,734	836,963

(Canadian $ in millions)
For the nine months ended July 31, 2020	Canadian P&C	U.S. P&C	BMO Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	4,561	3,287	672	2,503	(582)	10,441
Non-interest revenue	1,443	912	4,727	1,445	232	8,759
Total Revenue	6,004	4,199	5,399	3,948	(350)	19,200
Provision for credit losses on impaired loans	607	365	4	205	2	1,183
Provision for credit losses on performing loans	612	315	13	390	8	1,338
Total Provision for credit losses	1,219	680	17	595	10	2,521
Insurance claims, commissions and changes in policy benefit liabilities	-	-	1,708	-	-	1,708
Depreciation and amortization	373	417	250	171	-	1,211
Non-interest expense	2,549	1,913	2,387	2,264	305	9,418
Income (loss) before taxes	1,863	1,189	1,037	918	(665)	4,342
Provision for (recovery of ) income taxes	482	236	261	210	(360)	829
Reported net income (loss)	1,381	953	776	708	(305)	3,513
Average Assets	251,325	139,196	45,234	370,363	129,399	935,517

For the nine months ended July 31, 2019	Canadian P&C	U.S. P&C	BMO Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	4,342	3,160	699	1,695	(372)	9,524
Non-interest revenue	1,564	858	5,396	1,885	169	9,872
Total Revenue	5,906	4,018	6,095	3,580	(203)	19,396
Provision for (recovery of) credit losses on impaired loans	410	94	1	20	(5)	520
Provision for (recovery of) credit losses on performing loans	52	33	(1)	20	(5)	99
Provision for (recovery of) credit losses	462	127	-	40	(10)	619
Insurance claims, commissions and changes in policy benefit liabilities	-	-	2,374	-	-	2,374
Depreciation and amortization	250	338	200	107	-	895
Non-interest expense	2,610	2,008	2,463	2,380	287	9,748
Income (loss) before taxes	2,584	1,545	1,058	1,053	(480)	5,760
Provision for (recovery of) income taxes	670	327	265	233	(299)	1,196
Reported net income (loss)	1,914	1,218	793	820	(181)	4,564
Average Assets	235,562	124,590	40,345	342,829	82,778	826,104

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (“teb”). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

  Certain comparative figures have been reclassified to conform with the current period’s presentation.